Long-term debt - Maturities (Details 2) SFr in Millions, ¥ in Billions	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 CHF (SFr)
Long-term debt by maturities
Next twelve months	SFr 23,896
Year two	20,297
Year three	16,724
Year four	18,759
Year five	14,800
Thereafter	57,529
Long-term debt	152,005		SFr 154,308
Notes with a contractual maturity of greater than one year, but likelihood of redemption within one year	3,600
Structured notes
Long-term debt by maturities
Next twelve months	12,178
Year two	8,687
Year three	5,222
Year four	2,844
Year five	4,033
Thereafter	16,471
Long-term debt	49,435		48,064
Structured notes | Equity
Long-term debt by maturities
Long-term debt	31,666		30,698
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	13,558		13,128
Structured notes | Credit
Long-term debt by maturities
Long-term debt	3,734		3,898
Structured notes | Other
Long-term debt by maturities
Long-term debt	477		340
Group Parent Company, intercompany transactions excluded
Long-term debt by maturities
Next twelve months	0
Year two	0
Year three	1,607
Year four	8,354
Year five	6,575
Thereafter	17,361
Long-term debt	SFr 33,897
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.60%	2.60%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.60%	0.60%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.60%	3.60%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.10%	2.10%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.20%	4.20%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.70%	0.70%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.40%	5.40%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.90%	3.90%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.50%	7.50%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.50%	3.50%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.30%	6.30%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.00%	3.00%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.30%	7.30%
Group Parent Company, intercompany transactions excluded | Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	SFr 0
Year two	0
Year three	0
Year four	2,661
Year five	1,293
Thereafter	13,270
Long-term debt	17,224
Group Parent Company, intercompany transactions excluded | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	0
Year two	0
Year three	1,553
Year four	4,769
Year five	3,421
Thereafter	3,928
Long-term debt	13,671
Group Parent Company, intercompany transactions excluded | Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	0
Year two	0
Year three	54
Year four	924
Year five	1,861
Thereafter	163
Long-term debt	3,002
Group subsidiaries
Long-term debt by maturities
Next twelve months	23,896
Year two	20,297
Year three	15,117
Year four	10,405
Year five	8,225
Thereafter	40,168
Long-term debt	SFr 118,108
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	22.50%	22.50%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	9.60%	9.60%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	9.60%	9.60%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.20%	2.20%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.60%	3.60%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.10%	7.10%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.60%	0.60%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.00%	7.00%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.20%	3.20%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.70%	4.70%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.50%	7.50%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.00%	1.00%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.50%	6.50%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.40%	0.40%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.70%	5.70%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.90%	0.90%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.00%	8.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.00%	7.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.20%	2.20%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.30%	10.30%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.40%	2.40%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.90%	2.90%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.70%	10.70%
Group subsidiaries | Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	SFr 5,437
Year two	8,114
Year three	2,998
Year four	1,941
Year five	3,849
Thereafter	13,049
Long-term debt	35,388
Group subsidiaries | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	5,557
Year two	1,461
Year three	5,277
Year four	5,503
Year five	23
Thereafter	8,953
Long-term debt	26,774
Group subsidiaries | Fixed rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	0
Year two	148
Year three	233
Year four	0
Year five	0
Thereafter	0
Long-term debt	381
Group subsidiaries | Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	12,824
Year two	9,588
Year three	6,392
Year four	2,938
Year five	4,346
Thereafter	16,965
Long-term debt	53,053
Group subsidiaries | Variable rate | Subordinated
Long-term debt by maturities
Next twelve months	54
Year two	968
Year three	195
Year four	0
Year five	5
Thereafter	0
Long-term debt	1,222
Group subsidiaries | Variable rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	24
Year two	18
Year three	22
Year four	23
Year five	2
Thereafter	1,201
Long-term debt	1,290
Bank
Long-term debt by maturities
Long-term debt	SFr 151,000		SFr 153,433
Maximum principal amount of notes that can be issued | ¥		¥ 500